UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.5%
	CONSUMER DISCRETIONARY – 13.6%
2,545	Amazon.com, Inc.*	$2,495,627
25,028	Five Below, Inc.*	1,190,582
56,500	Gentex Corp.	1,032,255
29,785	Grand Canyon Education, Inc.*	2,443,859
27,505	LKQ Corp.*	953,048
36,605	Starbucks Corp.	2,008,151
		10,123,522
	CONSUMER STAPLES – 4.8%
52,109	Reckitt Benckiser Group PLC - ADR	1,007,006
20,425	United Natural Foods, Inc.*	709,769
22,487	Walgreens Boots Alliance, Inc.	1,832,691
		3,549,466
	FINANCIALS – 1.2%
31,490	PRA Group, Inc.*	910,061

	HEALTH CARE – 17.8%
14,114	athenahealth, Inc.*	1,989,086
14,420	Cerner Corp.*	977,388
7,276	Chemed Corp.	1,435,482
28,830	Evolent Health, Inc. - Class A*	481,461
6,098	Henry Schein, Inc.*	1,059,101
51,230	Inovalon Holdings, Inc. - Class A*	694,166
21,200	MEDNAX, Inc.*	950,820
10,622	Neogen Corp.*	731,856
33,966	Roche Holding A.G. ADR	1,078,420
8,555	UnitedHealth Group, Inc.	1,701,589
17,660	Veeva Systems, Inc. - Class A*	1,050,770
12,975	West Pharmaceutical Services, Inc.	1,129,344
		13,279,483
	INDUSTRIALS – 24.7%
5,715	3M Co.	1,167,689
8,443	Acuity Brands, Inc.	1,492,638
31,265	Beacon Roofing Supply, Inc.*	1,472,582
41,070	Fastenal Co.	1,752,457
29,895	Healthcare Services Group, Inc.	1,530,624
18,881	HEICO Corp.	1,619,423
37,291	IHS Markit Ltd.* 1	1,746,710
25,490	Proto Labs, Inc.*	1,830,182
43,495	Ritchie Bros Auctioneers, Inc.[1]	1,293,541
45,495	Rollins, Inc.	2,020,433
5,653	Snap-on, Inc.	834,213

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (continued)
20,213	Verisk Analytics, Inc. - Class A*	$1,638,264
		18,398,756
	INFORMATION TECHNOLOGY – 29.6%
914	Alphabet, Inc. - Class A*	873,089
914	Alphabet, Inc. - Class C*	858,548
13,325	Analog Devices, Inc.	1,114,903
10,525	ANSYS, Inc.*	1,355,830
30,640	Cisco Systems, Inc.	986,914
7,290	CoStar Group, Inc.*	2,089,460
21,265	Fiserv, Inc.*	2,630,693
25,030	Globant S.A.* 1	973,417
37,625	Microsoft Corp.	2,813,221
45,426	National Instruments Corp.	1,834,756
19,775	salesforce.com, Inc.*	1,888,315
6,485	Tyler Technologies, Inc.*	1,120,608
8,451	Ultimate Software Group, Inc.*	1,697,806
15,335	Verint Systems, Inc.*	608,800
11,264	Visa, Inc. - Class A	1,166,049
		22,012,409
	MATERIALS – 5.8%
17,518	Ecolab, Inc.	2,335,149
7,882	International Flavors & Fragrances, Inc.	1,078,652
6,785	Praxair, Inc.	892,499
		4,306,300
	TOTAL COMMON STOCKS (Cost $54,419,438)	72,579,997

	SHORT-TERM INVESTMENTS – 2.5%
1,835,560	Fidelity Institutional Treasury Fund, 0.87%[2]	1,835,560

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,835,560)	1,835,560

	TOTAL INVESTMENTS – 100.0% (Cost $56,254,998)	74,415,557
	Liabilities less other assets – 0.0%	(7,481)

	TOTAL NET ASSETS – 100.0%	$74,408,076

ADR – American Depository Receipt
PLC – Public Limited Company

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.6%
	CONSUMER DISCRETIONARY – 12.5%
80	Amazon.com, Inc.*	$78,448
574	Dorman Products, Inc.*	38,125
845	Grand Canyon Education, Inc.*	69,332
1,088	LKQ Corp.*	37,699
1,319	Starbucks Corp.	72,361
		295,965
	CONSUMER STAPLES – 3.2%
657	United Natural Foods, Inc.*	22,831
648	Walgreens Boots Alliance, Inc.	52,812
		75,643
	FINANCIALS – 1.1%
922	PRA Group, Inc.*	26,646

	HEALTH CARE – 19.9%
466	athenahealth, Inc.*	65,673
462	Cerner Corp.*	31,314
267	Chemed Corp.	52,677
959	Evolent Health, Inc. - Class A*	16,015
197	Henry Schein, Inc.*	34,215
1,596	Inovalon Holdings, Inc. - Class A*	21,626
696	MEDNAX, Inc.*	31,216
376	Neogen Corp.*	25,906
1,212	Roche Holding A.G. ADR	38,481
412	UnitedHealth Group, Inc.	81,947
606	Veeva Systems, Inc. - Class A*	36,057
406	West Pharmaceutical Services, Inc.	35,338
		470,465
	INDUSTRIALS – 22.2%
263	Acuity Brands, Inc.	46,496
1,033	Beacon Roofing Supply, Inc.*	48,654
517	Exponent, Inc.	35,208
1,288	Fastenal Co.	54,959
608	HEICO Corp.	52,148
1,626	IHS Markit Ltd.* 1	76,162
355	Middleby Corp.*	43,203
938	Proto Labs, Inc.*	67,348
1,536	Ritchie Bros Auctioneers, Inc.[1]	45,681
680	Verisk Analytics, Inc. - Class A*	55,114
		524,973
	INFORMATION TECHNOLOGY – 34.9%
52	Alphabet, Inc. - Class A*	49,673

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (continued)
441	Analog Devices, Inc.	$36,898
448	ANSYS, Inc.*	57,711
633	ChannelAdvisor Corp.*	7,343
248	CoStar Group, Inc.*	71,082
836	Cree, Inc.*	20,340
728	Fiserv, Inc.*	90,061
799	Globant S.A.* 1	31,073
409	MAXIMUS, Inc.	24,859
1,206	Microsoft Corp.	90,173
1,517	National Instruments Corp.	61,272
631	Power Integrations, Inc.	45,968
682	salesforce.com, Inc.*	65,124
204	Tyler Technologies, Inc.*	35,251
329	Ultimate Software Group, Inc.*	66,096
830	Verint Systems, Inc.*	32,951
368	Visa, Inc. - Class A	38,095
		823,970
	MATERIALS – 5.8%
556	Ecolab, Inc.	74,115
259	International Flavors & Fragrances, Inc.	35,444
210	Praxair, Inc.	27,624
		137,183
	TOTAL COMMON STOCKS (Cost $1,966,164)	2,354,845

	SHORT-TERM INVESTMENTS – 2.2%
51,364	Fidelity Institutional Treasury Fund, 0.87%[2]	51,364

	TOTAL SHORT-TERM INVESTMENTS (Cost $51,364)	51,364

	TOTAL INVESTMENTS – 101.8% (Cost $2,017,528)	2,406,209
	Liabilities less other assets – (1.8)%	(43,048)

	TOTAL NET ASSETS – 100.0%	$2,363,161

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Funds
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2017 (Unaudited)

Note 1 – Organization
Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

Note 3 – Federal Income Taxes
At August 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$56,354,219	$2,021,044

Gross unrealized appreciation	$20,264,954	$476,976
Gross unrealized depreciation	(2,203,616)	(91,811)

Net unrealized appreciation on investments	$18,061,338	$385,165

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Riverbridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2017, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$72,579,997	$-	$-	$72,579,997
Short-Term Investments	1,835,560	-	-	1,835,560
Total Investments	$74,415,557	$-	$-	$74,415,557

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$2,354,845	$-	$-	$2,354,845
Short-Term Investments	51,364	-	-	51,364
Total Investments	$2,406,209	$-	$-	$2,406,209

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	10/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	10/30/17

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	10/30/17

*	Print the name and title of each signing officer under his or her signature.